SEGMENT, CUSTOMER AND GEOGRAPHIC INFORMATION (Schedule of Revenues by Geographical Area) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Revenues	$ 84,832		$ 85,918		$ 73,863
Israel [Member]
Revenues	60,423	[1]	61,498	[1]	53,574	[1]
Latin America [Member]
Revenues	12,611	[1]	12,856	[1]	11,483	[1]
Europe [Member]
Revenues	10,289	[1]	10,275	[1]	7,553	[1]
Other [Member]
Revenues	$ 1,509	[1]	$ 1,289	[1]	$ 1,253	[1]

[1]	Revenues are attributed to geographic areas based on the location of the end customers.